Financial Risk Management (Details) - Schedule of Maturity Profiles of Financial Assets and Liabilities - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Non derivatives
Trade payables	$ 8,811	$ 10,178
Loans	36,207	35,530
Lease liabilities	5,058	4,263
Total	50,076	49,971
Less than 1 year [Member]
Non derivatives
Trade payables	8,811	10,178
Loans	650	630
Lease liabilities	1,900	1,324
Total	11,361	12,132
Between 1 and 2 years [Member]
Non derivatives
Trade payables
Loans	324	630
Lease liabilities	1,766	915
Total	2,090	1,545
Between 3 and 5 years [Member]
Non derivatives
Trade payables
Loans	37,442	37,809
Lease liabilities	2,189	2,179
Total	39,631	39,988
Total contractual cash flows [Member]
Non derivatives
Trade payables	8,811	10,178
Loans	38,416	39,069
Lease liabilities	5,855	4,418
Total	$ 53,082	$ 53,665